UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Keith Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to: Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036-6797

Registrant’s telephone number, including area code:		312-525 7100

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2019

Note: This report is being filed only with respect to PACE Government Money Market Investments, the only series of PACE Select Advisors Trust that is regulated as a money market fund under Rule 2a-7 under the Investment Company Act of 1940 (“Act”). The portfolio holdings information for the other series of PACE Select Advisors Trust are being filed on Form N-PORT, which is the reporting form that is to be used for monthly reports of a registered management investment company, or an exchange-traded fund organized as a unit investment trust, or series thereof, other than a money market fund or a small business investment company registered on Form N-5, under Section 30(b) of the Act, as required by Rule 30b1-9 under the Act.

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—90.9%
Federal Farm Credit Bank
2.400%, due 11/25/19[1]	1,300,000	1,281,973
1 mo. USD LIBOR - 0.085%,
2.398%, due 05/30/19[2]	1,000,000	999,996
Federal Home Loan Bank
2.365%, due 05/10/19[1]	2,000,000	1,998,818
2.370%, due 05/10/19[1]	2,000,000	1,998,815
2.370%, due 05/14/19[1]	4,515,000	4,511,136
2.380%, due 05/06/19[1]	1,100,000	1,099,636
2.380%, due 05/24/19[1]	2,000,000	1,996,959
2.387%, due 05/29/19[1]	3,000,000	2,994,430
2.388%, due 05/31/19[1]	3,000,000	2,994,030
2.388%, due 07/12/19[1]	3,000,000	2,985,672
2.390%, due 06/12/19[1]	2,000,000	1,994,423
2.390%, due 07/08/19[1]	2,500,000	2,488,714
2.390%, due 07/10/19[1]	3,000,000	2,986,058
2.395%, due 05/15/19[1]	1,250,000	1,248,836
2.399%, due 05/08/19[1]	2,000,000	1,999,067
2.399%, due 07/19/19[1]	2,000,000	1,989,471
2.400%, due 05/22/19[1]	5,000,000	4,993,000
2.400%, due 08/01/19[1]	1,000,000	993,867
2.400%, due 09/11/19[1]	1,000,000	991,133
2.400%, due 10/21/19[1]	1,500,000	1,482,700
2.402%, due 05/03/19[1]	2,000,000	1,999,733
2.405%, due 05/10/19[1]	5,000,000	4,996,994
2.405%, due 05/15/19[1]	3,000,000	2,997,194
2.409%, due 06/19/19[1]	5,000,000	4,983,605
2.410%, due 05/15/19[1]	3,000,000	2,997,188
2.410%, due 07/11/19[1]	1,500,000	1,492,870
2.410%, due 10/25/19[1]	1,000,000	988,151
2.415%, due 05/21/19[1]	3,000,000	2,995,975
2.415%, due 06/12/19[1]	5,000,000	4,985,913
2.415%, due 06/26/19[1]	5,000,000	4,981,217
2.415%, due 07/03/19[1]	5,000,000	4,978,869
2.415%, due 08/15/19[1]	1,000,000	992,889
2.420%, due 05/15/19[1]	1,000,000	999,059
2.420%, due 05/22/19[1]	2,000,000	1,997,177
2.420%, due 05/24/19[1]	7,000,000	6,989,177
2.420%, due 06/14/19[1]	1,100,000	1,096,746
2.420%, due 06/17/19[1]	2,000,000	1,993,681
2.422%, due 06/19/19[1]	5,000,000	4,983,517
2.423%, due 05/24/19[1]	2,000,000	1,996,904
2.423%, due 05/29/19[1]	3,000,000	2,994,346
2.425%, due 05/09/19[1]	2,000,000	1,998,922

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—(continued)
2.425%, due 07/15/19[1]	2,000,000	1,989,896
2.430%, due 05/15/19[1]	1,100,000	1,098,961
2.430%, due 05/17/19[1]	1,500,000	1,498,380
2.430%, due 05/30/19[1]	700,000	698,630
2.430%, due 09/25/19[1]	3,000,000	2,970,233
2.432%, due 06/10/19[1]	2,000,000	1,994,596
2.435%, due 05/01/19[1]	2,500,000	2,500,000
2.435%, due 06/19/19[1]	3,000,000	2,990,057
2.435%, due 07/17/19[1]	4,000,000	3,979,167
2.435%, due 10/01/19[1]	2,000,000	1,979,303
2.437%, due 09/20/19[1]	1,000,000	990,387
2.440%, due 10/02/19[1]	2,000,000	1,979,124
2.440%, due 10/17/19[1]	400,000	395,418
2.440%, due 10/21/19[1]	1,500,000	1,482,412
2.445%, due 05/17/19[1]	5,000,000	4,994,567
2.460%, due 07/05/19[1]	1,000,000	995,558
2.465%, due 06/05/19[1]	3,000,000	2,992,810
1 mo. USD LIBOR - 0.025%,
2.474%, due 10/09/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.045%,
2.448%, due 07/03/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.055%,
2.418%, due 01/14/20[2]	1,000,000	1,000,000
1 mo. USD LIBOR - 0.065%,
2.415%, due 10/18/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.070%,
2.402%, due 10/09/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.080%,
2.399%, due 09/27/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.085%,
2.402%, due 06/21/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.085%,
2.408%, due 06/03/19[2]	1,000,000	1,000,000
1 mo. USD LIBOR - 0.090%,
2.391%, due 09/10/19[2]	1,000,000	1,000,000
1 mo. USD LIBOR - 0.100%,
2.387%, due 08/21/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.105%,
2.378%, due 07/26/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.105%,
2.382%, due 07/19/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.105%,
2.382%, due 08/20/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.110%,
2.363%, due 08/13/19[2]	2,000,000	2,000,000

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2019 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—(concluded)
1 mo. USD LIBOR - 0.115%,
2.372%, due 07/19/19[2]	2,000,000	2,000,000
1 mo. USD LIBOR - 0.125%,
2.352%, due 07/16/19[2]	2,000,000	2,000,000
3 mo. USD LIBOR - 0.265%,
2.473%, due 08/02/19[2]	2,000,000	1,999,725
3 mo. USD LIBOR - 0.160%,
2.491%, due 05/24/19[2]	1,000,000	1,000,100
SOFR + 0.065%,
2.545%, due 11/15/19[2]	1,000,000	1,000,000
Total US government and agency obligations (cost—$176,998,185)		176,998,185

Repurchase agreements—12.0%
Repurchase agreement dated 04/30/19 with Fixed Income Clearing Corp., 2.750% due 05/01/19, collateralized by $200,000 US Treasury Note, 2.500% due 03/31/23; (value—$201,900); proceeds: $194,015	194,000	194,000
Repurchase agreement dated 04/30/19 with Goldman Sachs & Co., 2.690% due 05/01/19, collateralized by $3,219,000 Federal Farm Credit Bank obligation, 3.320% due 04/16/29 and $20,599,000 Federal Home Loan Banks obligations, zero coupon to 3.000% due 06/05/19 to 09/11/26; (value—$23,562,002); proceeds: $23,101,726	23,100,000	23,100,000
Total repurchase agreements (cost—$23,294,000)		23,294,000
Total investments (cost—$200,292,185 which approximates cost for federal income tax purposes)—102.9%		200,292,185
Liabilities in excess of other assets—(2.9)%		(5,662,177)
Net assets—100.0%		$194,630,008

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Portfolio’s investments. In the event the Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

PACE Select Advisors Trust

PACE Government Money Market Investments

Schedule of investments – April 30, 2019 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	176,998,185	—	176,998,185
Repurchase agreements	—	23,294,000	—	23,294,000
Total	—	200,292,185	—	200,292,185

At April 30, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity—38 days

Portfolio footnotes

1                           Rate shown is the discount rate at the date of purchase unless otherwise noted.

2                           Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

PACE Select Advisors Trust

PACE Government Money Market Investments

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Portfolio has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Portfolio values its investments at amortized cost unless the Portfolio’s Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments. A fair value hierarchy table has been included near the end of the Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2019.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	June 28, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	June 28, 2019